SHORT-TERM INVESTMENTS	6 Months Ended
Dec. 31, 2021
Short-term Investments [Abstract]
SHORT-TERM INVESTMENTS
NOTE 5 -    SHORT-TERM INVESTMENTS
Short-term
held-to-maturity
securities were mainly deposits in commercial banks with maturities less than one year and structured deposits issued by commercial banks and other financial institutions for which the Company has the positive intent and ability to hold those securities to maturity.
Short-term investments classification as of June 30, 2021 and December 31, 2021 are shown below:

	As of June 30, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
Held-to-maturity debt investments	48,808	—	—	—	—	48,808

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Held-to-maturity debt investments	34,769	—	—	—	—	34,769